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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MHR Fund Management LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
             One Bryant Park
             New York, NY 10036

Form 13F File Number:     28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Hal Goldstein
Title:         Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein          New York, New York            November 15, 2010
------------------         ------------------            -----------------
   [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------

Form 13F Information Table Entry Total:                            14
                                                           ----------

Form 13F Information Table Value Total:                    $1,695,192
                                                           ----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    MHR Fund Management LLC
                                                  Form 13F Information Table
                                               Quarter ended September 30, 2010




                            TITLE OF                 VALUE      SHRS or    SH/  PUT/  INV.    OTR          VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISC.  MNGRS        SOLE        SHARED  NONE
--------------------------  ---------  ---------  -----------  ----------  ---  ----  -----  -----  ----------------  ------  ----
DYNAVAX TECHNOLOGIES CORP      COM     268158102     $814       445,000    SH         SOLE              445,000
ISTA PHARMACEUTICALS INC     COM NEW   45031X204    $1,261      307,594    SH         SOLE              307,594
KEY ENERGY SVCS INC            COM     492914106   $158,498    16,666,419  SH         SOLE             16,666,419
L-1 IDENTITY SOLUTIONS INC     COM     50212A106    $81,361    6,936,139   SH         SOLE             6,936,139
LEAP WIRELESS INTL INC       COM NEW   521863308   $191,893    15,537,869  SH         SOLE             15,537,869
LIONS GATE ENTMNT CORP       COM NEW   535919203   $289,602    39,401,583  SH         SOLE             39,401,583
LORAL SPACE &
COMMUNICATNS I                 COM     543881106   $424,371    8,129,719   SH         SOLE             8,129,719
M & F WORLDWIDE CORP           COM     552541104    $20,147     827,400    SH         SOLE              827,400
METROPCS COMMUNICATIONS INC    COM     591708102   $134,098    12,820,109  SH         SOLE             12,820,109
OMEGA NAVIGATION ENTERPRISES CLASS A   Y6476R105    $1,616     1,358,100   SH         SOLE             1,358,100
PRIDE INTL INC DEL             COM     74153Q102   $377,646    12,832,000  SH         SOLE             12,832,000
RAND LOGISTICS INC             COM     752182105    $2,288      462,196    SH         SOLE              462,196
SEAHAWK DRILLING INC           COM     81201R107    $9,928     1,173,513   SH         SOLE             1,173,513
                            SPONS ADR
TIM PARTICIPACOES S A          PFD     88706P106    $1,669       50,600    SH         SOLE               50,600



                                         Total    $1,695,192